Stock-Based Compensation - Schedule of Stock-Based Compensation Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Stock-Based Compensation
Share-based compensation expense before income taxes	$ 15	$ 38	$ 34
Income tax benefit	4	10	9
Total share-based compensation, net of tax	11	29	25
Cost of services
Stock-Based Compensation
Share-based compensation expense before income taxes	1	3	2
General and administrative
Stock-Based Compensation
Share-based compensation expense before income taxes	11	27	27
Research and development
Stock-Based Compensation
Share-based compensation expense before income taxes	0	1	1
Sales and marketing
Stock-Based Compensation
Share-based compensation expense before income taxes	$ 3	$ 7	$ 4